Risk management policies - Summary of currency risk (Detail) - Currency risk [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Euro [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	£ 162.5	£ 232.5
US dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	£ 125.2	£ 192.2